UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS € in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)
Cash flows from (used in) operating activities [abstract]
Profit / (Loss) before tax	€ 24,286	€ (28,707)
Depreciation and amortization	20,135	30,217
Net finance costs	25,321	20,003
Other non-cash items	3,306	3,594
Income tax paid	(6,784)	(5,808)
Interest paid	(17,305)	(10,374)
Changes in working capital	(39,219)	(87,077)
= Net cash from / (used in) operating activities (A)	9,740	(78,152)
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment	(1,732)	(2,575)
Purchase of intangible assets	(264)	(1,070)
Payments for capitalized intangible assets	(15,910)	(10,435)
Net cash outflow on disposal of subsidiary	0	(1,684)
Acquisitions of non-current financial assets	(1,900)	(3,448)
Receipts from sale of non-current financial assets	197	373
= Net cash used in investing activities (B)	(19,609)	(18,839)
Cash flows from (used in) financing activities [abstract]
Proceeds from issuance of share capital	0	215,208
Transaction costs of issuance of share capital	0	(4,512)
Principal elements of lease payments	(6,171)	(5,482)
Proceeds from loans and borrowings due to shareholders	0	59,384
Dividends paid to non-controlling interests	2,658	0
=Net cash from / (used in) financing activities (C)	(8,829)	264,598
Net foreign exchange difference (D)	395	1,707
= Net increase / (decrease) in cash and cash equivalents (E) = (A) + (B) + (C) + (D)	(18,304)	169,314
Cash and cash equivalents at beginning of the period	240,546	51,083
Cash and cash equivalents at end of the period	221,613	220,611
Net (increase) / decrease in bank overdraft facilities	€ (629)	€ (214)